Supplemental Financial Information (Condensed Consolidating Statement Of Operations) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Revenues:
Total revenues		$ 2,583,938	$ 2,014,034	$ 1,818,745	$ 1,363,095	$ 1,915,203	$ 1,602,768	$ 1,426,881	$ 990,243	$ 7,779,812	[1]	$ 5,935,095	[1]	$ 4,105,132	[1]
Costs and Expenses [Abstract]
Corporate general and administrative										177,161		146,060		127,338
Total costs and expenses										6,857,774		5,249,259		3,788,836
Earnings before income taxes		377,943	262,335	203,630	125,876	276,972	189,359	162,289	53,321	969,784		681,941		222,114
Benefit (provision) for income taxes										(341,091)		(177,015)		435,218
Equity in earnings from subsidiaries										0		0		0
Net earnings (including net earnings (loss) attributable to noncontrolling interests)										628,693		504,926		657,332
Less: Net earnings (loss) attributable to noncontrolling interests	[2]									(10,223)		25,252		(21,792)
Net earnings attributable to Lennar		$ 245,323	$ 177,757	$ 137,719	$ 78,117	$ 164,084	$ 120,662	$ 137,436	$ 57,492	638,916		479,674		679,124
Comprehensive income (loss), net of tax, attributable to parent										638,916		479,674		679,124
Comprehensive income (loss), net of tax, attributable to noncontrolling interest										(10,223)		25,252		(21,792)
Lennar Corporation [Member]
Revenues:
Total revenues										0		0		0
Costs and Expenses [Abstract]
Corporate general and administrative										172,099		140,999		122,277
Total costs and expenses										172,099		140,999		122,277
Earnings before income taxes										(177,639)		(146,227)		(128,146)
Benefit (provision) for income taxes										61,818		54,353		20,711
Equity in earnings from subsidiaries										754,737		571,548		786,559
Net earnings (including net earnings (loss) attributable to noncontrolling interests)										638,916		479,674		679,124
Less: Net earnings (loss) attributable to noncontrolling interests										0		0		0
Net earnings attributable to Lennar										638,916		479,674		679,124
Comprehensive income (loss), net of tax, attributable to parent										638,916		479,674		679,124
Comprehensive income (loss), net of tax, attributable to noncontrolling interest										0		0		0
Guarantor Subsidiaries [Member]
Revenues:
Total revenues										7,184,823		5,480,829		3,737,305
Costs and Expenses [Abstract]
Corporate general and administrative										0		0		0
Total costs and expenses										6,115,037		4,704,021		3,352,491
Earnings before income taxes										1,033,821		733,307		279,414
Benefit (provision) for income taxes										(357,277)		(204,940)		455,844
Equity in earnings from subsidiaries										39,691		44,980		44,815
Net earnings (including net earnings (loss) attributable to noncontrolling interests)										716,235		573,347		780,073
Less: Net earnings (loss) attributable to noncontrolling interests										0		0		0
Net earnings attributable to Lennar										716,235		573,347		780,073
Comprehensive income (loss), net of tax, attributable to parent										716,235		573,347		780,073
Comprehensive income (loss), net of tax, attributable to noncontrolling interest										0		0		0
Non-Guarantor Subsidiaries [Member]
Revenues:
Total revenues										616,876		475,337		386,253
Costs and Expenses [Abstract]
Corporate general and administrative										0		0		0
Total costs and expenses										586,947		420,044		326,587
Earnings before income taxes										113,602		94,861		70,846
Benefit (provision) for income taxes										(45,632)		(26,428)		(41,337)
Equity in earnings from subsidiaries										0		0		0
Net earnings (including net earnings (loss) attributable to noncontrolling interests)										67,970		68,433		29,509
Less: Net earnings (loss) attributable to noncontrolling interests										(10,223)		25,252		(21,792)
Net earnings attributable to Lennar										78,193		43,181		51,301
Comprehensive income (loss), net of tax, attributable to parent										78,193		43,181		51,301
Comprehensive income (loss), net of tax, attributable to noncontrolling interest										(10,223)		25,252		(21,792)
Eliminations [Member]
Revenues:
Total revenues										(21,887)		(21,071)		(18,426)
Costs and Expenses [Abstract]
Corporate general and administrative										5,062		5,061		5,061
Total costs and expenses										(16,309)		(15,805)		(12,519)
Earnings before income taxes										0		0		0
Benefit (provision) for income taxes										0		0		0
Equity in earnings from subsidiaries										(794,428)		(616,528)		(831,374)
Net earnings (including net earnings (loss) attributable to noncontrolling interests)										(794,428)		(616,528)		(831,374)
Less: Net earnings (loss) attributable to noncontrolling interests										0		0		0
Net earnings attributable to Lennar										(794,428)		(616,528)		(831,374)
Comprehensive income (loss), net of tax, attributable to parent										(794,428)		(616,528)		(831,374)
Comprehensive income (loss), net of tax, attributable to noncontrolling interest										0		0		0
Lennar Homebuilding [Member]
Revenues:
Real estate revenues										7,025,130		5,354,947		3,581,232
Costs and Expenses [Abstract]
Real estate cost of revenues	[3]									5,962,029		4,579,108		3,216,366
Equity in earnings (loss) from unconsolidated entities	[4],[5]									(355)		23,803		(26,672)
Other income (expense), net	[6]									7,526		27,346		15,144
Other interest expense										(36,551)		(93,913)		(94,353)
Lennar Homebuilding [Member] | Lennar Corporation [Member]
Revenues:
Real estate revenues										0		0		0
Costs and Expenses [Abstract]
Real estate cost of revenues										0		0		0
Equity in earnings (loss) from unconsolidated entities										0		0		0
Other income (expense), net										254		542		(90)
Other interest expense										(5,794)		(5,770)		(5,779)
Lennar Homebuilding [Member] | Guarantor Subsidiaries [Member]
Revenues:
Real estate revenues										7,023,678		5,317,890		3,580,827
Costs and Expenses [Abstract]
Real estate cost of revenues										5,961,062		4,546,670		3,201,036
Equity in earnings (loss) from unconsolidated entities										(4,140)		22,966		(26,153)
Other income (expense), net										4,726		27,446		15,106
Other interest expense										(36,551)		(93,913)		(94,353)
Lennar Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Revenues:
Real estate revenues										1,452		37,057		405
Costs and Expenses [Abstract]
Real estate cost of revenues										9,444		25,129		15,872
Equity in earnings (loss) from unconsolidated entities										3,785		837		(519)
Other income (expense), net										2,762		(138)		0
Other interest expense										0		0		0
Lennar Homebuilding [Member] | Eliminations [Member]
Revenues:
Real estate revenues										0		0		0
Costs and Expenses [Abstract]
Real estate cost of revenues										(8,477)		7,309		(542)
Equity in earnings (loss) from unconsolidated entities										0		0		0
Other income (expense), net										(216)		(504)		128
Other interest expense										5,794		5,770		5,779
Lennar Financial Services [Member]
Revenues:
Lennar Financial Services										454,381		427,342		384,618
Costs and Expenses [Abstract]
Lennar Financial Services										374,243		341,556		299,836
Lennar Financial Services [Member] | Lennar Corporation [Member]
Revenues:
Lennar Financial Services										0		0		0
Costs and Expenses [Abstract]
Lennar Financial Services										0		0		0
Lennar Financial Services [Member] | Guarantor Subsidiaries [Member]
Revenues:
Lennar Financial Services										161,145		162,939		156,478
Costs and Expenses [Abstract]
Lennar Financial Services										153,975		157,351		151,455
Lennar Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Revenues:
Lennar Financial Services										315,123		285,474		246,566
Costs and Expenses [Abstract]
Lennar Financial Services										233,162		212,380		165,419
Lennar Financial Services [Member] | Eliminations [Member]
Revenues:
Lennar Financial Services										(21,887)		(21,071)		(18,426)
Costs and Expenses [Abstract]
Lennar Financial Services										(12,894)		(28,175)		(17,038)
Rialto Investments [Member]
Revenues:
Rialto										230,521		138,060		138,856
Costs and Expenses [Abstract]
Rialto	[7]									249,114		151,072		138,990
Equity in earnings (loss) from unconsolidated entities										59,277		22,353		41,483
Other income (expense), net										3,395		16,787		(29,780)
Less: Net earnings (loss) attributable to noncontrolling interests										(22,494)		6,238		(14,400)
Rialto Investments [Member] | Lennar Corporation [Member]
Revenues:
Rialto										0		0		0
Costs and Expenses [Abstract]
Rialto										0		0		0
Equity in earnings (loss) from unconsolidated entities										0		0		0
Other income (expense), net										0		0		0
Rialto Investments [Member] | Guarantor Subsidiaries [Member]
Revenues:
Rialto										0		0		0
Costs and Expenses [Abstract]
Rialto										0		0		0
Equity in earnings (loss) from unconsolidated entities										0		0		0
Other income (expense), net										0		0		0
Rialto Investments [Member] | Non-Guarantor Subsidiaries [Member]
Revenues:
Rialto										230,521		138,060		138,856
Costs and Expenses [Abstract]
Rialto										249,114		151,072		138,990
Equity in earnings (loss) from unconsolidated entities										59,277		22,353		41,483
Other income (expense), net										3,395		16,787		(29,780)
Rialto Investments [Member] | Eliminations [Member]
Revenues:
Rialto										0		0		0
Costs and Expenses [Abstract]
Rialto										0		0		0
Equity in earnings (loss) from unconsolidated entities										0		0		0
Other income (expense), net										0		0		0
Lennar Multifamily [Member]
Revenues:
Real estate revenues										69,780		14,746		426
Costs and Expenses [Abstract]
Real estate cost of revenues										95,227		31,463		6,306
Equity in earnings (loss) from unconsolidated entities	[8]									14,454		(271)		(4)
Lennar Multifamily [Member] | Lennar Corporation [Member]
Revenues:
Real estate revenues										0		0		0
Costs and Expenses [Abstract]
Real estate cost of revenues										0		0		0
Equity in earnings (loss) from unconsolidated entities										0		0		0
Lennar Multifamily [Member] | Guarantor Subsidiaries [Member]
Revenues:
Real estate revenues										0		0		0
Costs and Expenses [Abstract]
Real estate cost of revenues										0		0		0
Equity in earnings (loss) from unconsolidated entities										0		0		0
Lennar Multifamily [Member] | Non-Guarantor Subsidiaries [Member]
Revenues:
Real estate revenues										69,780		14,746		426
Costs and Expenses [Abstract]
Real estate cost of revenues										95,227		31,463		6,306
Equity in earnings (loss) from unconsolidated entities										14,454		(271)		(4)
Lennar Multifamily [Member] | Eliminations [Member]
Revenues:
Real estate revenues										0		0		0
Costs and Expenses [Abstract]
Real estate cost of revenues										0		0		0
Equity in earnings (loss) from unconsolidated entities										$ 0		$ 0		$ 0

[1]	Total revenues were net of sales incentives of $449.2 million ($21,400 per home delivered) for the year ended November 30, 2014, $373.1 million ($20,500 per home delivered) for the year ended November 30, 2013 and $388.2 million ($28,300 per home delivered) for the year ended November 30, 2012.
[2]	Net earnings (loss) attributable to noncontrolling interests for the years ended November 30, 2014, 2013 and 2012 included ($22.5) million, $6.2 million and ($14.4) million, respectively, of net earnings (loss) related to the FDIC’s interest in the portfolio of real estate loans that the Company acquired in partnership with the FDIC.
[3]	Lennar Homebuilding costs and expenses included $9.9 million, $7.5 million and $15.6 million, respectively, of inventory valuation adjustments and write-offs of option deposits and pre-acquisition costs for the years ended November 30, 2014, 2013 and 2012.
[4]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.
[5]	Lennar Homebuilding equity in earnings (loss) from unconsolidated entities included $4.6 million and $12.1 million of the Company’s share of valuation adjustments related to assets of unconsolidated entities for the years ended November 30, 2014 and 2012, respectively.
[6]	Lennar Homebuilding other income, net included $3.2 million in write-offs of other receivables and valuation adjustments of other assets for the year ended November 30, 2014.
[7]	Costs and expenses for the years ended November 30, 2014, 2013 and 2012 included loan impairments of $57.1 million, $16.1 million and $28.0 million, respectively, primarily associated with the segment's FDIC loans portfolio (before noncontrolling interests).
[8]	For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.